Fair Value Measurements (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time Deposits, at Carrying Value	$ 53,000
Time Deposits Annual Interest Rate	0.10%
Time Deposits Maturity Date	Jun. 24, 2015
Impairment of Intangible Assets (Excluding Goodwill)		4,683,829	0
Trademarks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		1,025,000
In Process Research and Development [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 3,659,000